Expense Example - FPA New Income Fund	Feb. 05, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	714
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 945